Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Shares Basic and Diluted - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Class A [Member]
Numerator:
Net income	$ (996,563)	$ 2,115,474	$ (695,720)	$ 6,435,778	$ 2,902,465		$ 9,130,474
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	25,000,000	25,000,000	11,144,578	[1]	25,000,000	[1]
Basic and diluted net income per share					$ 0.26		$ 0.37
Class B [Member]
Numerator:
Net income	$ (249,141)	$ 528,868	$ (173,930)	$ 1,608,944	$ 1,588,512		$ 2,282,618
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,250,000	6,250,000	6,099,398	[1]	6,250,000	[1]
Basic and diluted net income per share					$ 0.26		$ 0.37

[1]	For the period from February 2, 2021 (inception) through December 31, 2021 weighted average shares were reduced for the effect of an aggregate of 937,500 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 5). On September 11, 2021, the over-allotment option expired and 937,500 shares of Class B common stock were forfeited.